UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Harbinger Capital Partners Special Situations Fund, L.P.
Address:          450 Park Avenue, 30th Floor
                  New York, NY 10022


Form 13F File Number:          028-12359
                     -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:        Harbinger Capital Partners Special Situations GP, LLC
By:        Harbinger Holdings, LLC, Managing Member

Name:      Philip Falcone
Title:     Managing Member
Phone:     212-339-5888

Signature, Place and Date of Signing:


       /s/ Philip Falcone              New York, New York     February 16, 2010
-------------------------------      -----------------------  -----------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 2
                                                          -------------------

Form 13F Information Table Entry Total:                           10
                                                          -------------------

Form 13F Information Table Value Total:                        $414,320
                                                          -------------------
                                                            (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name

1    028-12357             Harbinger Capital Partners Special Situations GP, LLC
2    028-13483             Harbinger Holdings, LLC

                                      HARBINGER CAPITAL PARTNERS SPECIAL SITUATIONS FUND, L.P.
                                                               FORM 13F
                                                    QUARTER ENDED DECEMBER 31, 2009

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                                CLASS                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE            CUSIP     (X$1,000)   PRN AMT   PRN CALL  DISCRETION MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ASHLAND INC NEW                COM               044209104     2,972      75,000  SH        DEFINED     1,2         75,000
AUGUSTA RES CORP               COM NEW           050912203     2,637   1,089,617  SH        DEFINED     1,2      1,089,617
CALPINE CORP                   COM NEW           131347304   155,273  14,115,687  SH        DEFINED     1,2     14,115,687
CLIFFS NATURAL RESOURCES INC   COM               18683K101   124,364   2,698,276  SH        DEFINED     1,2      2,698,276
CONSTELLATION ENERGY GROUP I   COM               210371100    23,591     670,758  SH        DEFINED     1,2        670,758
LEAP WIRELESS INTL INC         COM NEW           521863308    20,042   1,142,000  SH        DEFINED     1,2      1,142,000
MIRANT CORP NEW                COM               60467R100     1,527     100,000  SH        DEFINED     1,2        100,000
SOLUTIA INC                    COM NEW           834376501    67,733   5,333,272  SH        DEFINED     1,2      5,333,272
STRATEGIC HOTELS & RESORTS I   COM               86272T106     5,237   2,815,400  SH        DEFINED     1,2      2,815,400
TERRESTAR CORP                 COM               881451108    10,944  11,642,368  SH        DEFINED     1,2     11,642,368